Balance Sheet Components - Schedule of Accrued Compensation and Benefits (Details) - USD ($) $ in Millions	Jun. 30, 2025	Mar. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accrued bonus, commissions, and cash awards	$ 5	$ 24
Accrued vacation and sabbatical	99	99
Accrued salaries and fringe benefits	9	12
Employee stock purchase plan liability	24	5
Total accrued compensation and benefits	$ 137	$ 140